EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ 5,643				$ (14,710)					$ (184,451)	$ 31,546	$ (183,411)
Phantom Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU	1,889,000				34,000					175,000	2,000	42,000
Limited Partner Interest Before Subordinated Units Converted To Common Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ 5,643				$ (14,710)					$ (184,451)	$ 31,546	$ (183,411)
Common units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ (2,427)	$ (180,504)	$ (7,914)	$ (2,756)	$ (21,835)	$ (29,061)	$ (23,225)	$ 42,448	$ 12,884	$ (213,009)	$ 3,046	$ (186,974)
Weighted-average common units outstanding – basic	45,319,000				45,319					45,319,000	45,319,000	45,319,000
Effect of nonvested phantom units										0	311,000	0
Weighted-average common units outstanding – diluted	45,319,000				45,319					45,319,000	45,630,000	45,319,000
Common unit – basic	$ (0.05)	$ (3.98)	$ (0.17)	$ (0.06)	$ (0.48)	$ (0.64)	$ (0.51)	$ 0.94	$ 0.28	$ (4.70)	$ 0.07	$ (4.13)
Common unit – diluted	$ (0.05)	$ (3.98)	$ (0.17)	$ (0.06)	$ (0.48)	$ (0.64)	$ (0.51)	$ 0.93	$ 0.28	$ (4.70)	$ 0.07	$ (4.13)
Series A Preferred Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 7,125	$ 28,500	$ 28,500	$ 3,563
Series A Preferred Units | Subsidiary
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net (loss) income attributable to limited partners	$ 945	$ 58			$ 0					$ 58	$ 0	$ 0